EQUITY (Details Narrative) - BRL (R$) R$ in Thousands	Jun. 20, 2024	Mar. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Issued capital			R$ 10,240,000	R$ 10,240,000
Number of shares outstanding			1,326,093,947	1,326,093,947
Number of shares authorised			2,400,000,000
Percentage of shares			5.00%
Percentage of capital stock			20.00%
Common shares issued	132,523,251	135,904,451
Accumulated gain (loss)			R$ (1,824,917)	R$ 1,156,719